Cash Generated From Operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of cash flows [abstract]
(Loss) profit before income tax	$ (716)	$ 1,061	$ 2,033	$ 1,868		$ 1,625	[1]
Adjustments for interest income			(38)	(20)		(5)
Adjustments for interest and other finance costs			265	203		132
Adjustments for depreciation and amortisation expense			706	655		676
Amortization of deferred financing costs			15	22		21
Adjustments for amortization of deferred rent			13	15		15
Adjustments for amortization of other assets			3	3		3
Adjustments for loss on disposal of property and equipment, investment properties and intangible assets	$ 7	$ 3	16	131	[2]	12	[3]
Impairment loss on property and equipment			65	0		0	[3]
Adjustments for loss on modification or early retirement of debt			0	81		0	[1]
Provision for doubtful accounts, net			0	0		4	[3]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			24	9		0	[3]
Adjustments for equity-settled share-based compensation expense, net of amounts capitalized			13	13		12
Adjustments for unrealised foreign exchange losses (gains)			(34)	(5)		11
Changes in other assets			(5)	(1)		(1)
Changes in inventories			(2)	1		(1)
Changes in trade and other receivables and prepayments			(65)	(180)		37
Changes in trade and other payables			(191)	260		91
Cash generated from operations			$ 2,818	$ 3,055		$ 2,632

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	The loss on disposal of property and equipment, investment properties and intangible assets for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
[3]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.